1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Common Share (Details)- annual (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member
Net Loss	$ (379,011)	$ (534,887)	$ (2,008,101)	$ (888,022)
Shares	244,557,551	173,621,178	194,843,005	157,505,068
Per-share			$ (0.01)	$ (0.01)